EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
EMPLOYEE BENEFITS
Employee benefit expenses	¥ 17,790	¥ 11,283